PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012
Depreciation expense	$ 54,788	$ 59,742	$ 86,272	$ 84,838
Lower Range
Estimated useful life of property and equipment			3 years
Upper Range
Estimated useful life of property and equipment			20 years